CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss) income	$ (1,568,382)	$ 14,572,376	$ (4,223,060)
Adjustments to reconcile net (loss) income to net cash used in operating activities
Equity in earnings of equity method investment	(5,604)	(3,062)	(11,254)
Loss on disposal of an equity method investment	5,584
Changes in fair value of derivatives			14,528,000
Share-based compensation	4,803,163	3,647,144	447,345
Provision for bad debt	33,279	826,078	690
Other income	(285,714)	(285,714)
Depreciation and amortization	4,370,679	2,711,958	1,074,059
Loss from disposal of property and equipment	2,265	191,705
Amortization of distribution rights	2,792,844	2,331,266	3,233,192
Amortization of production costs	41,774,480	37,116,065	16,502,364
Impairment of production costs	2,280,198
Changes in assets and liabilities:
Accounts receivable	1,543,005	(25,593,187)	4,861,044
Prepaid expenses and other current assets	1,163,197	(13,991,376)	(2,075,312)
Distribution rights	(9,731,283)	(3,643,433)	105,155
Production costs	(64,758,806)	(40,367,979)	(61,507,608)
Inventories	(45,047)	(47,732)	161
Amounts due from related parties	47,019	1,289,087	(5,572,960)
Accounts payable	4,048,508	13,062,884	(3,339,904)
Deferred income	42,031	939,673
Accrued expenses and other current liabilities	3,019,017	9,773,047	(388,702)
Amounts due to related parties	579,148	(674,011)	4,255,386
Income taxes payable	1,587,546	396,418	(723,163)
Deferred income taxes	(1,146,761)	(88,364)	(65,296)
Film participation financing liabilities	(15,235)	76,701	505,319
Net cash (used in) provided by operating activities	(9,464,869)	2,239,544	(32,394,544)
Cash flows from investing activities:
Acquisition of business, net of cash acquired of US$2,221,266, US$1,379,343 and nil, as of December 31, 2010, 2011 and 2012, respectively		(24,205,450)	1,778,462
Purchase of property and equipment	(17,582,818)	(9,722,708)	(2,729,922)
Deposits paid for acquisition of property and equipment		(2,478,320)
Prepayment for an cost method investment		(1,200,000)
Purchase of cost method investment		(62,909)
Disposal of an equity method investment	55,020
Acquisition of noncontrolling interests of Baichuan			(762,098)
Loan to a producer of TV series		386,835	(1,168,683)
Amounts loaned to third parties	(90,469)	2,571,208	(3,878,796)
Amounts loaned to related parties		(4,010,439)	(1,668,081)
(Purchase) maturity of term deposit	6,037,761	(6,038,107)
Deposit of restricted cash	(599,952)	(4,066,162)
Net cash used in investing activities	(12,180,458)	(48,826,052)	(8,429,118)
Cash flows from financing activities:
Proceeds from IPO			92,804,700
Payment of issuance cost in connection with IPO		(350,000)	(1,989,843)
Proceeds from exercise of options	1,822,937	172,324	2,000,000
Proceeds from issuance of Series B convertible preferred shares			4,999,886
Payment of payable for acquisition of business	(2,378,008)
Amount due to related parties and third parties	2,009,793	(6,690,382)	3,237,497
Proceeds from bank borrowing	38,974,694	12,302,434	22,303,808
Repayments of bank borrowing	(21,142,272)	(22,566,691)	(8,113,214)
Proceeds from film participation	293,288	3,998,964	10,772,250
Repayments of film participation financing liabilities principal	(1,510,889)	(4,849,323)	(4,354,761)
Proceeds from other borrowings	6,150,156	1,572,723	1,342,799
Repayments of other borrowings		(1,231,034)	(5,942,595)
Capital contribution by a noncontrolling shareholder	774,030		364,421
Net cash provided by (used in) financing activities	24,993,729	(17,640,985)	117,424,948
Effect of foreign exchange rate changes	(227,829)	86,858	228,485
Net increase (decrease) in cash	3,120,573	(64,140,635)	76,829,771
Cash, beginning of year	20,107,349	84,247,984	7,418,213
Cash, end of year	23,227,922	20,107,349	84,247,984
Supplement disclosure of cash flow information
Income taxes paid	730,709	196,565	858,322
Interests paid	967,100	1,502,957	999,247
Film participation expenses paid	132,223	244,399	190,782
Supplement disclosure of non-cash investing activities:
Ordinary shares issued in connection with business acquisition (Note 3(a))			26,123,194
Cash consideration for business acquisition settled as an offset against the amount due from Mr. Dong Yu (Note 3(a) & (d))		3,064,993	5,337,243
Outstanding consideration payable for business acquisition (Note 3(d))		2,383,260
Payable for purchase of property and equipment	$ 8,842,796	$ 5,668,211	$ 1,792,983